Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Derivative [Line Items]
Gross fair value of derivative assets	¥ 14,929	¥ 15,118	[1]
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	13,332	13,472
Impact of master netting agreements	(11,602)	(11,467)
Impact of collateral	(1,507)	(1,653)
Net exposure to credit risk	¥ 223	¥ 352

[1]	Due to the changes in our accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. "Summary of accounting policies" for further details.